Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Controlled Entity of Related Party Transactions
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.07%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.22	12.31.21
Regular Directors	79	80
General Manager	1	1
Area and department Managers	95	89
Total	175	170

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.22	12.31.21
Total Amount of Credit Assistance	5,505,721	8,589,049
Number of Addressees (quantities)	279	280
- Natural Persons	219	221
- Legal Entities	60	59
Average Amount of Credit Assistance	19,734	30,676
Maximum Assistance	843,892	3,238,904

Summary of Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.22	12.31.21
Assets
Cash and Due from Banks	5,048,868	8,357,923
Debt Securities at Fair Value through Profit or Loss	4,057,904	1,217,662
Derivative Financial Instruments	1,241,177	660,119
Repurchase Transactions	10,916,515	—
Other Financial Assets	51,720	—
Loans and Other Financing	35,453,589	18,041,984
Other Debt Securities	362,621	244,647
Total Assets	57,132,394	28,522,335
Liabilities
Deposits	7,352,996	9,335,744
Derivative Financial Instruments	1,241,177	660,119
Repurchase Transactions	10,916,515	—
Other Financial Liabilities	74,970	199,199
Financing Received from the Argentine Central Bank and other Financial Institutions	33,068,323	16,808,004
Debt Securities Issued	4,420,525	1,462,309
Liabilities for Insurance Contracts	4,332	1,724
Other Non-financial Liabilities	53,556	55,236
Total Liabilities	57,132,394	28,522,335

	12.31.22	12.31.21	12.31.20
Income (Loss)
Net Income (Loss) from Interest	2,098,935	(1,101,914)	(665,867)
Net Fee Income (Expense)	2,974,406	3,452,512	3,192,339
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(2,258,171)	660,119	2,658
Other Operating Income (Expense)	2,963,883	3,087,267	3,509,103
Income from Insurance Business	(5,114,755)	(6,037,909)	(5,896,993)
Administrative Expenses	(325,204)	(273,741)	—
Other Operating Expenses	(7,096)	(14,267)	(42,513)
Total Income	331,998	(227,933)	98,727